Note 18 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair value	$ 9,555	$ 3,005
Accrued interest receivable	862	983
Bank-owned life insurance	3,728	3,638
Financial Assets
Fair value	9,555	3,005
Accrued interest receivable	862	983
Bank-owned life insurance	3,728	3,638
Reported Value Measurement [Member]
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits	6,098	6,136
Fair value	9,555	3,005
Loans held for sale	4,712	5,064
Loans receivable, net	176,807	143,305
Accrued interest receivable	862	983
Investment in FHLB stock	713	618
Bank-owned life insurance	3,728	3,638
Deposits	177,007	149,229
FHLB short-term borrowings	7,000	6,000
FHLB long-term borrowings	8,500	7,500
Accrued interest payable	142	123
Financial Assets
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits	6,098	6,136
Fair value	9,555	3,005
Loans held for sale	4,712	5,064
Loans receivable, net	176,807	143,305
Accrued interest receivable	862	983
Investment in FHLB stock	713	618
Bank-owned life insurance	3,728	3,638
Financial Liabilities
Deposits	177,007	149,229
FHLB short-term borrowings	7,000	6,000
FHLB long-term borrowings	8,500	7,500
Accrued interest payable	142	123
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits	6,163	6,206
Fair value	9,555	3,005
Loans held for sale	4,879	5,244
Loans receivable, net	177,870	145,134
Accrued interest receivable	862	983
Investment in FHLB stock	713	618
Bank-owned life insurance	3,728	3,638
Deposits	179,050	150,644
FHLB short-term borrowings	7,000	6,000
FHLB long-term borrowings	8,507	7,479
Accrued interest payable	142	123
Financial Assets
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits	6,163	6,206
Fair value	9,555	3,005
Loans held for sale	4,879	5,244
Loans receivable, net	177,870	145,134
Accrued interest receivable	862	983
Investment in FHLB stock	713	618
Bank-owned life insurance	3,728	3,638
Financial Liabilities
Deposits	179,050	150,644
FHLB short-term borrowings	7,000	6,000
FHLB long-term borrowings	8,507	7,479
Accrued interest payable	142	123
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits
Fair value
Loans held for sale
Loans receivable, net
Accrued interest receivable	862	983
Investment in FHLB stock	713	618
Bank-owned life insurance	3,728	3,638
Deposits	39,939	33,438
FHLB short-term borrowings	7,000	6,000
FHLB long-term borrowings
Accrued interest payable	142	123
Financial Assets
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits
Fair value
Loans held for sale
Loans receivable, net
Accrued interest receivable	862	983
Investment in FHLB stock	713	618
Bank-owned life insurance	3,728	3,638
Financial Liabilities
Deposits	39,939	33,438
FHLB short-term borrowings	7,000	6,000
FHLB long-term borrowings
Accrued interest payable	142	123
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Investment in interest-earning time deposits
Fair value	9,555	3,005
Loans held for sale	4,879	5,244
Loans receivable, net
Accrued interest receivable
Investment in FHLB stock
Bank-owned life insurance
Deposits
FHLB short-term borrowings
FHLB long-term borrowings
Accrued interest payable
Financial Assets
Cash and cash equivalents
Investment in interest-earning time deposits
Fair value	9,555	3,005
Loans held for sale	4,879	5,244
Loans receivable, net
Accrued interest receivable
Investment in FHLB stock
Bank-owned life insurance
Financial Liabilities
Deposits
FHLB short-term borrowings
FHLB long-term borrowings
Accrued interest payable
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Investment in interest-earning time deposits	6,163	6,206
Fair value
Loans held for sale
Loans receivable, net	177,870	145,134
Accrued interest receivable
Investment in FHLB stock
Bank-owned life insurance
Deposits	139,111	117,206
FHLB short-term borrowings
FHLB long-term borrowings	8,507	7,479
Accrued interest payable
Financial Assets
Cash and cash equivalents
Investment in interest-earning time deposits	6,163	6,206
Fair value
Loans held for sale
Loans receivable, net	177,870	145,134
Accrued interest receivable
Investment in FHLB stock
Bank-owned life insurance
Financial Liabilities
Deposits	139,111	117,206
FHLB short-term borrowings
FHLB long-term borrowings	8,507	7,479
Accrued interest payable